Accounts Receivable - Summary of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 53,143	¥ 47,315
Cost [member]
Disclosure of financial assets [Line Items]
Accounts receivable	57,914	49,338
Accumulated impairment [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ (4,771)	¥ (2,023)